Risk/Return Detail Data - FidelityEquityMarketNeutralFund-AMCIZPro	Apr. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Greenwood Street Trust
FidelityEquityMarketNeutralFund-AMCIZPro | Fidelity Equity Market Neutral Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity® Equity Market Neutral Fund/Fidelity Advisor® Equity Market Neutral Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Equity Market Neutral Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from June 25, 2024 to January 31, 2025, the fund's portfolio turnover rate was 78% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	78.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities and equity related derivative instruments. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing both long and short in equities, both directly and indirectly through the use of derivatives, such as, contracts for difference (CFD), futures, options, and swap agreements, and/or a combination of the above.Investing in domestic and foreign issuers, including emerging markets, that are generally denominated in the local currency of the issuer. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Utilizing forward foreign currency exchange contracts for hedging purposes. Utilizing a market neutral strategy that seeks to produce returns that have a low correlation to the returns of the developed and emerging equity markets in which the fund invests, with no bias towards general stock market risk (beta), style, country or sector.Using a disciplined portfolio construction process to select investments by employing both fundamental and quantitative analysis, taking long positions in securities that are believed to be undervalued and shorting a portion of the portfolio believed to be overvalued.Investing in U.S. Government securities, short-term investment funds, cash, and cash equivalents for investment purposes and to maintain collateral to cover derivatives positions.Using long and short derivatives for hedging, efficient portfolio management and investment purposes.Lending portfolio securities to earn income for the fund.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityEquityMarketNeutralFund-AMCIZPro | Fidelity Equity Market Neutral Fund | Fidelity Advisor Equity Market Neutral Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.95%
Distribution and/or Service (12b-1) fees	none
Other expenses	2.00%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	2.99%	[1]
Fee waiver and/or expense reimbursement	1.90%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.09%	[1]
1 year	$ 111
3 years	681
5 years	1,345
10 years	3,125
1 Year	111
3 Years	681
5 Years	1,345
10 Years	$ 3,125
FidelityEquityMarketNeutralFund-AMCIZPro | Fidelity Equity Market Neutral Fund | Fidelity Advisor Equity Market Neutral Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	1.00%
Distribution and/or Service (12b-1) fees	none
Other expenses	2.00%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	3.04%	[1]
Fee waiver and/or expense reimbursement	1.90%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.14%	[1]
1 year	$ 116
3 years	696
5 years	1,370
10 years	3,173
1 Year	116
3 Years	696
5 Years	1,370
10 Years	$ 3,173
FidelityEquityMarketNeutralFund-AMCIZPro | Fidelity Equity Market Neutral Fund | Fidelity Advisor Equity Market Neutral Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	1.00%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	2.00%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	3.54%	[1]
Fee waiver and/or expense reimbursement	1.90%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.64%	[1]
1 year	$ 511
3 years	1,167
5 years	1,909
10 years	3,862
1 Year	511
3 Years	1,167
5 Years	1,909
10 Years	$ 3,862
FidelityEquityMarketNeutralFund-AMCIZPro | Fidelity Equity Market Neutral Fund | Fidelity Advisor Equity Market Neutral Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	1.00%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	2.00%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	3.29%	[1]
Fee waiver and/or expense reimbursement	1.90%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.39%	[1]
1 year	$ 708
3 years	1,302
5 years	1,983
10 years	3,788
1 Year	708
3 Years	1,302
5 Years	1,983
10 Years	$ 3,788
FidelityEquityMarketNeutralFund-AMCIZPro | Fidelity Equity Market Neutral Fund | Fidelity Advisor Equity Market Neutral Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	1.00%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	2.00%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	4.04%	[1]
Fee waiver and/or expense reimbursement	1.90%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	2.14%	[1]
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 317
3 years	994
5 years	1,855
10 years	3,918
1 Year	217
3 Years	994
5 Years	1,855
10 Years	$ 3,918

[1]	ADiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
[2]	BFidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.35%, 1.60%, 2.10%, 1.10%, and 1.05% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through May 31, 2026. FDS may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[3]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[4]	BOn Class C shares redeemed less than one year after purchase.